UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Obrem Capital Management, LLC

Address:  733 Third Avenue
          11th Floor
          New York, New York 10017

13F File Number:  028-13306


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Rechtschaffen
Title:  Managing Member
Phone:  (646) 454-5312


Signature, Place and Date of Signing:

/s/ Andrew Rechtschaffen         New York, New York             May 15, 2009
------------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $107,044
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number           Name

1.           028-13308                      Obrem Capital Offshore Master, L.P.

2.           028-13307                      Obrem Capital (QP), LP


                                                   FORM 13F INFORMATION TABLE
                                                        March 31, 2009

COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6       COLUMN 7       COLUMN 8

                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT   PRN CALL DISCRETION      MANAGERS  SOLE    SHARED NONE
--------------                --------------   -----      --------  -------   --- ---- ----------      --------  ----    ------ ----
EMPLOYERS HOLDINGS INC        COM              292218104   4,317      452,539 SH        Shared-Defined 1,2         452,539
MDS INC                       COM              55269P302  35,794    7,633,098 SH        Shared-Defined 1,2       7,633,098
MICREL INC                    COM              594793101  62,323    8,852,690 SH        Shared-Defined 1,2       8,852,690
AETNA INC NEW                 COM              00817Y108     640       26,301 SH        Shared-Defined 1,2          26,301
ALLEGHENY ENERGY INC          COM              017361106     609       26,301 SH        Shared-Defined 1,2          26,301
DR PEPPER SNAPPLE GROUP INC   COM              26138E109     612       36,164 SH        Shared-Defined 1,2          36,164
HELIX ENERGY SOLUTIONS GRP I  COM              42330P107     642      124,930 SH        Shared-Defined 1,2         124,930
MARKET VECTORS ETF TR         GOLD MINER ETF   57060U100     485       13,150 SH        Shared-Defined 1,2          13,150
MEMC ELECTR MATLS INC         COM              552715104     583       35,375 SH        Shared-Defined 1,2          35,375
SPDR GOLD TRUST               GOLD SHS         78463V107   1,039       11,507 SH        Shared-Defined 1,2          11,507






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